Acquisition (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended
	Apr. 02, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 shares	Jun. 30, 2019 USD ($) shares	Mar. 31, 2019 shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 $ / shares
Options exercisable, weighted average price | $ / shares		$ 2.02				$ 2.02
Amortization of intangible assets		$ 14,300		$ 5,200		$ 19,500	$ 10,300
Fubo TV Pre-Merger [Member]
Revenues		44,200		102,514		$ 102,514	$ 62,680
Operating loss		$ (67,290)
Amortization of intangible assets				9,100
Interest expenses				$ 10,100
Common Stock [Member]
Number of common stock issued, shares | shares			795,593	386,792	378,098
Fubo TV Pre-Merger [Member]
Options exercisable, weighted average price | $ / shares								$ 3.58
Merger Agreement [Member] | Fubo TV Pre-Merger [Member]
Preferred stock, voting rights	The Company accounted for the Merger as a business combination under the acquisition method of accounting. FaceBank was determined to be the accounting acquirer based upon the terms of the Merger Agreement and other factors including: (i) FaceBank Pre-Merger's stockholders own approximately 57% of the voting common shares of the combined company immediately following the closing of the Acquisition (54% assuming the exercise of all vested stock options as of the closing of the transaction) and (ii) directors appointed by FaceBank Pre-Merger will hold a majority of board seats in the combined company.
Fair value of outstanding options vested	$ 36,000
Preexisting loan receivable	$ 10,000
Merger Agreement [Member] | Fubo TV Pre-Merger [Member] | Common Stock [Member]
Stock exchange ratio	3.64
Aggregate number of options to acquire common stock | shares	8,051,098
Options exercisable, weighted average price | $ / shares	$ 1.32
Purchase price of acquisition	$ 566,100
Market value of acquisition	$ 530,100
Share issued price per share | $ / shares	$ 8.20
Number of common stock issued, shares | shares	64,600,000
Merger Agreement [Member] | Fubo TV Pre-Merger [Member] | Series AA Preferred Stock [Member]
Stock exchange ratio	1.82					27,412,393
Shares issued during period for merger | shares	34,324,362